Schedule of right of use assets (Details)	12 Months Ended
Jun. 30, 2025 AUD ($)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 164,613
Buildings [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount, Beginning balance	550,835
Additions
Disposals
Gross carrying amount, Ending balance	550,835
Depreciation and impairment, Beginning balance	(270,025)
Additions
Depreciation	(116,197)
Depreciation and impairment, Ending balance	(386,222)
Carrying amount	$ 164,613